Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Long-lived Assets by Geographic Areas [Table Text Block]
The following table presents the Company’s tangible fixed assets by geographic region:

	December 31,	December 31,
	2015	2015

United States	$28,849	$32,373
United Kingdom	29,515	8,140
Total	$58,364	$40,513